The payment of key management personnel for the provision of their services is presented below: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term benefits	R$ 31,494	R$ 23,949	R$ 22,524
Other long-term benefits	1,052	4,544	900
Share-based payments remuneration	15,176	6,343	5,379
Total compensation	R$ 47,722	R$ 34,836	R$ 28,803